Regulatory Matters (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Civil money penalty, nonrecurring	$ 1,500,000
Metro Bancorp, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual Amount		294,396,000	284,808,000
Total capital, Actual Ratio		13.42%	14.59%
Total capital, For Capital Adequacy Purposes, Amount		175,503,000	156,168,000
Total capital, For Capital Adequacy Purposes, Ratio		8.00%	8.00%
Tier 1 capital, Actual Amount		269,397,000	261,697,000
Tier 1 capital, Actual Ratio		12.28%	13.41%
Tier 1 capital, For Capital Adequacy Purposes, Amount		87,752,000	78,084,000
Tier 1 capital, For Capital Adequacy Purposes, Ratio		4.00%	4.00%
Leverage ratio, Actual Amount		269,397,000	261,697,000
Leverage ratio, Actual Ratio		9.00%	9.39%
Leverage ratio, For Capital Adequacy Purposes, Amount		119,668,000	111,482,000
Leverage ratio, For Capital Adequacy Purposes, Ratio		4.00%	4.00%
Metro Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual Amount		276,358,000	274,954,000
Total capital, Actual Ratio		12.60%	14.09%
Total capital, For Capital Adequacy Purposes, Amount		175,502,000	156,101,000
Total capital, For Capital Adequacy Purposes, Ratio		8.00%	8.00%
Total capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount		219,377,000	195,126,000
Total capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio		10.00%	10.00%
Tier 1 capital, Actual Amount		251,360,000	251,844,000
Tier 1 capital, Actual Ratio		11.46%	12.91%
Tier 1 capital, For Capital Adequacy Purposes, Amount		87,751,000	78,050,000
Tier 1 capital, For Capital Adequacy Purposes, Ratio		4.00%	4.00%
Tier 1 capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount		131,626,000	117,076,000
Tier 1 capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio		6.00%	6.00%
Leverage ratio, Actual Amount		251,360,000	251,844,000
Leverage ratio, Actual Ratio		8.40%	9.04%
Leverage ratio, For Capital Adequacy Purposes, Amount		119,667,000	111,448,000
Leverage ratio, For Capital Adequacy Purposes, Ratio		4.00%	4.00%
Leverage ratio, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount		$ 149,583,000	$ 139,310,000
Leverage ratio, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio		5.00%	5.00%